EATON VANCE ASIAN SMALL COMPANIES FUND

EATON VANCE GREATER CHINA GROWTH FUND

Supplement to Prospectus dated January 1, 2013

1.   The following replaces “Portfolio Manager” in “Fund Summaries – Eaton Vance Greater China Growth Fund”:

Portfolio Managers

Pamela Chan, Director of LGM-HK, has co-managed the Fund since 2002.

May Ling Wee, Portfolio Manager of LGM-HK, has co-managed the Fund since 2013.

2   The following replaces the eighth paragraph under “Management and Organization”:

Pamela Chan and May Ling Wee act as co-portfolio managers of the Greater China Growth Fund.  Ms. Chan has been employed by Lloyd George since 1994 and serves as a Director.  Ms. Wee has been employed by Lloyd George since 2004 and is currently a portfolio manager.

November 1, 2013	7857-11/13

EATON VANCE ASIAN SMALL COMPANIES FUND

EATON VANCE GREATER CHINA GROWTH FUND

Supplement to Statement of Additional Information dated January 1, 2013

1.  The following replaces the first two paragraphs and tables in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of the Greater China Growth Fund and the Portfolio are listed below.  Each portfolio manager manages other investment companies and/or investment accounts in addition to the Greater China Growth Fund or the Portfolio.  The following table shows, as of the Greater China Growth Fund’s and the Portfolio’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Christopher Darling
Registered Investment Companies	2	$ 362.5	0	$ 0
Other Pooled Investment Vehicles	4	$ 86.8	1	$ 19.6
Other Accounts	3	$ 429.2	0	$ 0
Pamela Chan
Registered Investment Companies	1	$ 136.7	0	$ 0
Other Pooled Investment Vehicles	4	$ 261.8	0	$ 0
Other Accounts	2	$ 185.8	1	$ 179.2
May Ling Wee*
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	2	$ 86.9	0	$ 0
Other Accounts	1	$ 213.0	1	$ 213.0
*As of September 30, 2013

The following table shows the dollar range of shares of equity securities beneficially owned by its portfolio manager as of the Fund’s most recent fiscal year ended August 31, 2012 and in the Eaton Vance Family of Funds as of December 31, 2011.  Interests in the Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in all Registered Funds in the Eaton Vance Family of Funds
Asian Small Companies Fund
Christopher Darling	None	None
Greater China Growth Fund
Pamela Chan	None	None
May Ling Wee*	None	None
*As of September 30, 2013

November 1, 2013